Shareholder Report, Average Annual Return (Details) 190367_AAM Low Duration Preferred and Income Securities ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	60 Months Ended	77 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
AAM Low Duration Preferred and Income Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Low Duration Preferred and Income Securities ETF NAV
Average Annual Return, Percent		4.60%	1.10%	2.13%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%	0.18%	0.88%
ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index
Average Annual Return, Percent		8.37%	5.59%	6.08%